INVENTORY (Details) - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Inventory [Line Items]
Raw material	$ 56,359	$ 68,780	$ 84,171
Work in process	3,725,170	4,882,493	3,989,995
Total	$ 3,781,529	$ 4,951,273	$ 4,074,166